Putnam
High Income
Convertible and
Bond Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Although both convertible securities and high-yield bonds are fixed-income investments, in many ways they act like stocks. As a consequence, Putnam High Income Convertible and Bond Fund's performance for the semiannual period ended February 28, 2001, was heavily influenced by the sharp decline in the stock market. At the same time, when the Federal Reserve Board lowered interest rates toward the end of the period, investors flocked to such investments, with beneficial effect to the market price of your fund's shares.

The fund's securities selection and diversification also served it well during the turbulent markets of fiscal 2001's first half. The strategy was especially helpful in softening the impact of the severe declines in technology and telecommunications issues.

In the following report, the management team discusses the fund's performance and portfolio allocations during the semiannual period and offers its insights into prospects for the fiscal year's second half.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
April 18, 2001

REPORT FROM FUND MANAGEMENT

Rosemary H. Thomsen
Charles G. Pohl
and the Credit Team

During the semiannual period ended February 28, 2001, your fund's performance was severely affected by substantial volatility in both the convertible bond market and the high-yield bond market. As a result, the fund's net asset value declined significantly in the first four months of the period. However, during January and February 2001, both the convertible and high-yield sectors rallied sharply after the Federal Reserve Board lowered interest rates by a full percentage point in January. This reduction increased investor enthusiasm for these sectors and boosted performance at market price.

Total return for 6 months ended 2/28/01

                 NAV            Market price
-----------------------------------------------------------------------
                0.29%              10.62%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance based on market prices for the shares will vary from the portfolio's net asset value. Performance information for longer periods begins on page 7.

* CONVERTIBLE BOND MARKET AFFECTED BY CLOSE  CORRELATION WITH NASDAQ

Over the past two and a half to three years, the broader convertible market became significantly influenced by the stock performance of Nasdaq-listed companies because many convertibles were issued by technology and telecommunications firms -- two sectors that dominated the Nasdaq from 1997 through the first part of 2000. The companies that issue convertibles typically are in the fastest-growing sectors of the economy and often tap the convertible market for financing.

By the end of 1999, the combined technology and telecommunications sectors amounted to more than 60% of the convertible bond market, up from 29% in 1998. (By contrast, the convertible market in the early to mid 1990s was dominated by cyclical and consumer services companies.) As a result, when the Nasdaq plunged in March 2000, the convertible bond market also experienced severe price declines. This fund emphasizes mainly higher-yielding, less equity-sensitive convertibles, and this emphasis has helped cushion the blow from the equity market's correction.


[GRAPHIC OMITTED: horizontal bar chart PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION*

Convertible
securities	                   60.4%

Corporate
high-yield bonds	           31.6%

Other	                        5.3%

Common stocks,
including warrants	            1.7%

Preferred stocks	            1.0%

Footnote reads:
*Based on total market value of investments. Composition will vary over time.

The effects of the Fed's monetary tightening program, which featured six rate increases between June 1999 and May 2000, also represented a negative for convertible bonds because these securities can be affected by rising interest rates. As concerns continued in the early part of last year about the fast pace of economic growth, fixed-income securities generally fared poorly. However, during the latter part of the summer and through the fall, it appeared that the economy was slowing more rapidly, reducing the risk of inflation and increasing the chances of a change in Fed monetary policy.

Convertible bond performance, therefore, was subject to two opposing forces later in 2000: the positive elements of a cooling economy which benefited bonds and the negative impact of significant equity volatility among many convertible issuers late in 2000, especially in the technology and telecommunications sectors. The fund was exposed to these two sectors but was underweighted relative to the broader convertible market. As a result, the fund's relative performance was helped by its reduced positions in technology and telecommunications.

* CONVERTIBLE STRATEGY -- FOCUS ON QUALITY AND OPPORTUNITY

In the convertible portion of your fund, we attempt to emphasize smaller companies with attractive valuations. Because we recognize that fast-growing small and midsize companies are likely to come in and go out of favor, our research is focused on identifying the highest-quality companies with the best long-term fundamentals for inclusion in the portfolio.

During periods of market volatility in 2000, particularly in the spring and again in the final two months of the year, many companies with solid credit were selling at extremely attractive prices. This favorable situation represented a rare, two-pronged opportunity for us because many of these bonds had extraordinarily high yields as well as the potential for significant price appreciation with any recovery in their stock prices. In some cases, convertible bonds are a company's only debt, reducing overall credit risk.

We took advantage of these opportunities, especially in November and December 2000, to add some of these oversold, high-yielding convertible bonds to the fund. The stock prices of some of these holdings were so low that we believed it was unlikely the conversion would ever occur. As a result, these bonds behaved more like fixed-income securities in their reactions to market conditions.

In January 2001, when both the stock and bond markets recovered, these securities appreciated significantly and the fund performed unusually well. Its net asset value rose by more than 5%, and its market price increased nearly 16% in January alone.

* VOLATILE YEAR FOR HIGH-YIELD BONDS PUNCTUATED BY RALLY IN FINAL
  MONTHS OF PERIOD

During the six-month reporting period, total returns in the high-yield market were relatively flat, which meant that declines in bond prices were offset by the income produced (total return includes both income and price appreciation). High-yield bond performance was hurt by higher short-term interest rates, which contributed to an inverted yield curve (meaning that long-term rates were lower than short-term rates). Sustained high default rates, which rose to the 6% range during the period, were another negative influence along with the slowing economy and the indirect effects of the steep declines in the Nasdaq. In addition, the volatility in the high-yield market and the inverted Treasury yield curve combined to produce a flight to quality that drained approximately $5 billion from high-yield bond mutual funds over the course of calendar year 2000.


[GRAPHIC OMITTED: TOP FIVE CONVERTIBLE BOND HOLDINGS]

TOP FIVE CONVERTIBLE BOND HOLDINGS*

Rite Aid Corp.
convertible  subordinated notes, 5.25%, 2002
Retail

Redback Networks, Inc.
convertible subordinated notes, 5.0%, 2007
Communications equipment

Omnicare, Inc.
convertible bonds, 5.0%, 2007
Health care

Arbor Software Corp.
convertible subordinated notes, 4.50%, 2005
Software

Standard Commercial Corp.
convertible subordinated debentures,
7.3%, 2007
Tobacco


[GRAPHIC OMITTED: TOP FIVE CORPORATE HIGH-YIELD BOND HOLDINGS]

TOP FIVE CORPORATE HIGH-YIELD BOND HOLDINGS*

Echostar Broadband Corp.
144A senior notes, 10.375%, 2007
Broadcasting

Charter Communications
Holdings LLC
144A senior notes, 11.125%, 2011
Cable television

RBF Finance Co.
company guaranty, 11.375%, 2009
Energy

TrumpCastle Funding, Inc.
144A senior notes, 10.25%, 2003
Gaming and lottery

Voicestream Wireless Corp.
senior notes, 10.4%, 2009
Telecommunications

Footnote reads:
*These combined holdings represent 12.1% of the fund's net assets as of 2/28/01. Portfolio holdings will vary over time.

November and December were particularly difficult months, and yield spreads (the difference in yield between high-yield bonds and Treasuries) increased to 9.4%, the widest since 1991. Third-quarter corporate earnings were weak, and the strength of the dollar, as compared with the declining euro, hurt U.S. exports to Europe. Sectors that were particularly hard hit included telecommunications, automotive, and natural resources. The energy and utility sectors performed well during the calendar year, benefiting from skyrocketing oil and natural gas prices.

High-yield bonds rallied in January and February 2001 as a result of the Fed's one-percentage-point rate reduction and because of the incredibly attractive valuations and yields that high-yield bonds were offering. Signs that the Fed would continue lowering rates to ward off a recession increased optimism among high-yield investors. Finally there were indications in the economy suggesting potential for growth toward the latter part of the year, a situation that would help reduce default rates and bolster the outlook for high-yield bonds.

The high-yield portion of the fund benefited from a reduced telecommunications weighting and diversity into other, more defensive sectors in the market such as energy and utilities. Without question, the fund's high-yield bond holdings suffered along with the market in 2000, but they also have benefited this year from the high-yield market's rally.

* PORTFOLIO DIVERSITY BENEFITED FUND IN 2000

In 1999 and the early part of 2000, the dominance of the technology and telecommunications sectors in the Nasdaq and in the convertible and high-yield markets made it difficult for a diversified portfolio such as this fund's to outperform its benchmark indexes or any competitive funds that had higher weightings in these areas. However, with the volatility that we saw after the bubble burst in March 2000, the fund's diversity into other sectors cushioned the impact of the tech and telecom declines. In particular, the fund's life insurance and property/casualty insurance holdings, bank holdings, and energy holdings all helped it weather the market's downturn.

We anticipate that the fund's diversification will be a positive contributor to performance in the coming year as we anticipate more favorable environments in both sectors. Both continue to offer attractive yields and strong potential for appreciation -- and investors are beginning to take notice. We will remain selective in the securities we purchase because of the potential for further equity declines and continued economic uncertainty, but we believe the characteristics of convertibles and high-yield bonds make them especially attractive under current market conditions and believe the positions we are establishing now can benefit the fund during the remainder of fiscal 2001 and beyond.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/01, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.



PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Income Convertible and Bond Fund is designed for investors seeking high current income through an aggressive portfolio of high-yielding convertible and debt securities with potential for capital appreciation.

TOTAL RETURN FOR PERIODS ENDED 2/28/01

                                                                 Credit Suisse
                                                Merrill Lynch     First Boston
                                     Market    All-Convertible    High-Yield
                        NAV          price          Index*        Bond Index
-----------------------------------------------------------------------------
6 months               0.29%         10.62%        -17.97%          0.71%
-----------------------------------------------------------------------------
1 year                 1.18          35.07         -20.44           1.26
-----------------------------------------------------------------------------
5 years               35.70          39.93          76.15          30.30
Annual average         6.30           6.95          11.99           5.44
-----------------------------------------------------------------------------
10 years             221.98         272.88         262.37         177.23
Annual average        12.40          14.07          13.74          10.73
-----------------------------------------------------------------------------
Life of fund
(since 7/9/87)
Annual average         9.81           9.92             --           9.29
-----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*Index began on 12/31/87.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/28/01

-------------------------------------------------------------------------------
Distributions from common shares
-------------------------------------------------------------------------------
Number                                                  6
-------------------------------------------------------------------------------
Income                                               $0.4260
-------------------------------------------------------------------------------
  Total                                              $0.4260
-------------------------------------------------------------------------------
Share value:                                      NAV      Market price
-------------------------------------------------------------------------------
8/31/00                                         $8.09         $7.938
-------------------------------------------------------------------------------
2/28/01                                          7.66          8.290
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current dividend rate 1                         11.12%         10.28%
-------------------------------------------------------------------------------

1 Income portion of most recent distribution annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 3/31/01 (most recent calendar quarter)

                                                    NAV           Market price
-------------------------------------------------------------------------------
6 months                                          -1.43%            -2.26%
-------------------------------------------------------------------------------
1 year                                             1.54             10.63
-------------------------------------------------------------------------------
5 years                                           33.74             18.03
Annual average                                     5.99              3.37
-------------------------------------------------------------------------------
10 years                                         200.85            195.85
Annual average                                    11.64             11.46
-------------------------------------------------------------------------------
Life of fund (since 7/9/87)
Annual average                                     9.61              8.56
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Merrill Lynch All-Convertible Index* is an unmanaged list of convertible securities commonly used as a measure of performance for the convertible market.

Credit Suisse First Boston High-Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's. The average quality of the bonds included in the index may be lower than the average quality of the bonds in which the fund customarily invests.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
February 28, 2001 (Unaudited)

CONVERTIBLE BONDS AND NOTES (47.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Aerospace and Defense (0.8%)
-------------------------------------------------------------------------------------------------------------------
     $    1,500,000 Kellstrom Industries, Inc. cv. sr. notes 5 1/2s, 2003                             $     545,625
            500,000 SPACEHAB, Inc. cv. sub. notes 8s, 2007                                                  322,500
                                                                                                      -------------
                                                                                                            868,125

Automotive (1.6%)
-------------------------------------------------------------------------------------------------------------------
            365,000 Mascotech, Inc. cv. sub. deb. 4 1/2s, 2003                                              279,681
          1,811,000 Tower Automotive, Inc. cv. sub. notes 5s, 2004                                        1,428,426
                                                                                                      -------------
                                                                                                          1,708,107

Biotechnology (1.1%)
-------------------------------------------------------------------------------------------------------------------
            776,000 Affymetrix, Inc. cv. sub. notes 4 3/4s, 2007                                            542,230
            609,000 Gilead Sciences, Inc. 144A cv. notes 5s, 2007                                           600,626
                                                                                                      -------------
                                                                                                          1,142,856

Cable Television (0.1%)
-------------------------------------------------------------------------------------------------------------------
            120,000 Telewest Finance Corp. cv. sub. notes 6s, 2005
                    (United Kingdom)                                                                         96,300

Communications Equipment (4.8%)
-------------------------------------------------------------------------------------------------------------------
            699,000 Antec Corp. cv. sub. notes 4 1/2s, 2003                                                 453,476
            245,000 Efficient Networks, Inc. 144A cv. sub. notes 5s, 2005                                   237,344
            477,000 Gilat Satellite Networks, Ltd. 144A cv. sub. notes 4 1/4s,
                    2005 (Israel)                                                                           336,881
          1,288,000 Juniper Networks, Inc. cv. sub. notes 4 3/4s, 2007                                    1,051,330
          1,000,000 ONI System Corp. cv. notes 5s, 2005                                                     708,750
          3,391,000 Redback Networks, Inc. cv. sub. notes 5s, 2007                                        2,166,001
            118,000 Redback Networks, Inc. 144A cv. sub. notes 5s, 2007                                      75,373
                                                                                                      -------------
                                                                                                          5,029,155

Computers (1.6%)
-------------------------------------------------------------------------------------------------------------------
          1,210,000 Adaptec, Inc. cv. sub. notes 4 3/4s, 2004                                             1,014,888
            873,000 Quantum Corp. cv. sub. notes 7s, 2004                                                   707,130
          1,500,000 System Software Associates, Inc. cv. sub. notes 7s, 2002
                    (In default) (NON)                                                                       30,000
                                                                                                      -------------
                                                                                                          1,752,018

Electrical Equipment (0.6%)
-------------------------------------------------------------------------------------------------------------------
            818,000 Amkor Technologies, Inc. 144A cv. sub. notes 5s, 2007                                   596,118

Electronics (6.0%)
-------------------------------------------------------------------------------------------------------------------
          1,413,000 Analog Devices, Inc. 144A cv. notes 4 3/4s, 2005                                      1,232,843
             66,000 Benchmark Electronics, Inc. 144A cv. sub. notes 6s, 2006                                 58,740
          1,494,000 Cypress Semiconductor Corp. cv. sub. deb. 3 3/4s, 2005                                1,133,573
            369,000 Kent Electronics Corp. cv. sub. notes 4 1/2s, 2004                                      299,813
            297,000 Kulicke & Soffa Industries, Inc. 144A cv. notes 4 3/4s, 2006                            224,978
            869,000 LSI Logic Corp. cv. sub. notes 4s, 2005                                                 691,941
            430,000 RF Micro Devices, Inc. cv. sub. notes 3 3/4s, 2005                                      258,538
            707,000 RF Micro Devices, Inc. 144A cv. sub. notes 3 3/4s, 2005                                 425,084
          1,250,000 S3, Inc. 144A cv. sub. notes 5 3/4s, 2003                                               939,063
          2,000,000 World Access, Inc. cv. sub. notes 4 1/2s, 2002                                          810,000
            500,000 World Access, Inc. 144A cv. sub. notes 4 1/2s, 2002                                     202,500
                                                                                                      -------------
                                                                                                          6,277,073

Energy (1.6%)
-------------------------------------------------------------------------------------------------------------------
            882,000 Parker Drilling Corp. cv. sub. notes 5 1/2s, 2004                                       767,340
          2,000,000 Pride International, Inc. cv. sub. deb. zero %, 2018                                    900,000
                                                                                                      -------------
                                                                                                          1,667,340

Environmental (1.2%)
-------------------------------------------------------------------------------------------------------------------
          1,400,000 Thermo Electron Corp. cv. sr. notes 4s, 2005                                          1,288,000

Health Care Services (2.2%)
-------------------------------------------------------------------------------------------------------------------
            218,000 Medical Care International, Inc. 144A cv. notes 6 3/4s, 2006                            209,280
          2,500,000 Omnicare, Inc. cv. bonds 5s, 2007                                                     2,137,500
                                                                                                      -------------
                                                                                                          2,346,780

Homebuilding (0.9%)
-------------------------------------------------------------------------------------------------------------------
          1,708,000 Lennar Corp. cv. deb. zero %, 2018                                                      932,995

Medical Services (0.8%)
-------------------------------------------------------------------------------------------------------------------
            888,000 Healthsouth Corp. cv. sub. deb. 3 1/4s, 2003                                            814,740

Metals (0.1%)
-------------------------------------------------------------------------------------------------------------------
            158,000 Inco, Ltd. cv. deb. 7 3/4s, 2016                                                        153,260

Paper & Forest Products (0.5%)
-------------------------------------------------------------------------------------------------------------------
            610,000 Mail-Well, Inc. cv. sub. notes 5s, 2002                                                 518,500

Photography/Imaging (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,400,000 Xerox Corp. cv. sub. deb. 0.57s, 2018                                                   412,720

Real Estate (2.6%)
-------------------------------------------------------------------------------------------------------------------
          1,594,000 EOP Operating LP 144A cv. sr. notes 7 1/4s, 2008                                      1,601,970
          1,350,000 Malan Realty Investors cv. sub. notes 9 1/2s, 2004                                    1,150,875
                                                                                                      -------------
                                                                                                          2,752,845

Retail (4.1%)
-------------------------------------------------------------------------------------------------------------------
          1,500,000 Casual Male Corp. cv. deb. 7s, 2002                                                   1,299,375
          3,500,000 Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                            2,620,627
            450,000 Sunglass Hut International, Inc. cv. sub. notes 5 1/4s, 2003                            409,500
                                                                                                      -------------
                                                                                                          4,329,502

Semiconductor (0.2%)
-------------------------------------------------------------------------------------------------------------------
            288,000 Conexant Systems, Inc. cv. sub. notes 4s, 2007                                          164,520

Software (4.0%)
-------------------------------------------------------------------------------------------------------------------
          1,047,000 Aspen Technology, Inc. cv. sub. deb. 5 1/4s, 2005                                       817,969
          2,250,000 Hyperion Solutions Corp. cv. sub. notes 4 1/2s, 2005                                  1,819,688
          4,500,000 Network Associates, Inc. cv. sub. deb. zero %, 2018                                   1,569,375
                                                                                                      -------------
                                                                                                          4,207,032

Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------
             91,000 Amkor Technologies, Inc. cv. sub. notes 5s, 2007                                         66,316

Technology Services (2.6%)
-------------------------------------------------------------------------------------------------------------------
            400,000 Cybernet Internet Services Intl., Inc. 144A cv. sr. disc. notes
                    stepped-coupon zero % (13s, 8/15/04), 2009 (STP)                                         40,000
            365,000 Internet Capital Group, Inc. cv. sub. notes 5 1/2s, 2004                                118,625
            689,000 Safeguard Scientifics, Inc. cv. sub. notes 5s, 2006                                     397,036
          1,000,000 Silicon Graphics Corp. cv. sr. notes 5 1/4s, 2004                                       602,500
          1,500,000 Telxon Corp. cv. sub. notes 5 3/4s, 2003                                              1,580,625
                                                                                                      -------------
                                                                                                          2,738,786

Telecommunications (3.4%)
-------------------------------------------------------------------------------------------------------------------
          1,019,000 Covad Communications Group, Inc. 144A cv. sr. notes 6s, 2005                            217,811
          1,836,000 Level 3 Communication, Inc. cv. sub. deb. 6s, 2010                                      881,280
          1,970,000 Liberty Media Group cv. mortgage-backed 4s, 2029                                      1,502,125
          1,237,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                  921,565
                                                                                                      -------------
                                                                                                          3,522,781

Tobacco (1.7%)
-------------------------------------------------------------------------------------------------------------------
          2,300,000 Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                                  1,799,750

Transaction Processing (1.0%)
-------------------------------------------------------------------------------------------------------------------
          1,129,000 National Data Corp. cv. sub. notes 5s, 2003                                           1,055,615

Waste Management (3.8%)
-------------------------------------------------------------------------------------------------------------------
          1,914,000 OHM Corp. cv. sub. deb. 8s, 2006                                                      1,579,050
          1,250,000 Waste Management, Inc. cv. sub. notes 4s, 2002                                        1,220,313
          1,300,000 Weston (Roy F.), Inc. cv. deb. 7s, 2002                                               1,157,000
                                                                                                      -------------
                                                                                                          3,956,363
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $55,279,390)                              $  50,197,597

CORPORATE BONDS AND NOTES (31.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
     $       20,000 Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                 $      20,450
            100,000 AOA Holdings LLC sr. notes 10 3/8s, 2006                                                 95,000
            125,939 Interact Operating Co. 144A notes 14s, 2003                                               3,778
             75,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                          77,250
             55,000 Lamar Media Corp. company guaranty 8 5/8s, 2007                                          56,375
             40,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                            41,400
                                                                                                      -------------
                                                                                                            294,253

Aerospace and Defense (0.7%)
-------------------------------------------------------------------------------------------------------------------
            150,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                   130,500
             50,000 Argo-Tech Corp. 144A company guaranty 8 5/8s, 2007                                       43,500
            120,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                          123,600
             40,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                       39,200
             60,000 Decrane Aircraft Holdings company guaranty Ser. B, 12s, 2008                             57,600
             40,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                               39,800
             50,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                     50,750
            115,000 L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                           123,050
             80,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                              81,200
             30,000 Sequa Corp. sr. notes 9s, 2009                                                           30,600
                                                                                                      -------------
                                                                                                            719,800

Agriculture (0.3%)
-------------------------------------------------------------------------------------------------------------------
            312,037 Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                             296,435

Airlines (0.3%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Airbus Industries 144A notes Ser. D, 12.266s, 2020                                      108,625
             80,000 Calair LLC 144A company guaranty 8 1/8s, 2008                                            77,000
             30,000 Continental Airlines, Inc. notes 8s, 2005                                                28,603
             60,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                   58,578
             50,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013                          49,750
                                                                                                      -------------
                                                                                                            322,556

Automotive (0.8%)
-------------------------------------------------------------------------------------------------------------------
            142,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                   132,060
             60,000 Collins & Aikman Products, Inc. company guaranty
                    11 1/2s, 2006                                                                            52,800
             70,000 Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                   58,800
             80,000 Exide Corp. sr. notes 10s, 2005                                                          64,000
             30,000 Federal Mogul Corp. notes 7 7/8s, 2010                                                    5,700
            190,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                   38,000
             20,000 Hayes Wheels International, Inc. company guaranty 11s, 2006                              15,300
            170,000 Hayes Wheels International, Inc. company guaranty Ser. B,
                    9 1/8s, 2007                                                                            118,150
             20,000 Hayes Wheels International, Inc. 144A sr. sub. notes 9 1/8s, 2007                        13,700
             40,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                          39,720
            130,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                         129,921
            190,000 Oxford Automotive, Inc. company guaranty Ser. D, 10 1/8s, 2007                          117,800
            180,000 Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008
                    (In default) (NON)                                                                        9,000
            130,000 Transportation Manufacturing Operations, Inc.
                    company guaranty 11 1/4s, 2009                                                           42,900
                                                                                                      -------------
                                                                                                            837,851

Banking (0.7%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                   139,300
             90,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                    85,188
            150,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  146,385
            100,000 Local Financial Corp. sr. notes 11s, 2004                                               100,000
             75,000 Provident Capital Trust company guaranty 8.6s, 2026                                      65,852
             45,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                              27,798
             80,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                          84,400
             65,000 Sovereign Capital Trust company guaranty 9s, 2027                                        45,465
             55,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                           48,345
                                                                                                      -------------
                                                                                                            742,733

Beverage (0.1%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Constellation Brands, Inc. 144A sr. notes 8s, 2008                                       80,800

Broadcasting (2.0%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Acme Television 144A sr. disc. notes 10 7/8s, 2004                                      127,400
             70,000 Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                        69,300
            103,300 AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                           113,372
              2,044 Australis Media, Ltd. sr. disc. notes 15 3/4s, 2003 (Australia)
                    (In default) (NON) (PIK)                                                                      1
             80,000 Benedek Communications Corp. sr. disc. notes stepped-coupon
                    zero % (13 1/4s, 5/15/01), 2006 (STP)                                                    60,000
             10,000 British Sky Broadcasting PLC company guaranty 8.2s, 2009
                    (United Kingdom)                                                                         10,103
             20,000 British Sky Broadcasting PLC company guaranty 7.3s, 2006
                    (United Kingdom)                                                                         19,839
             40,000 British Sky Broadcasting PLC company guaranty 6 7/8s, 2009
                    (United Kingdom)                                                                         37,106
             75,000 Central European Media Enterprises, Ltd. sr. notes 9 3/8s,
                    2004 (Bermuda)                                                                           25,500
             20,000 Chancellor Media Corp. company guaranty 8s, 2008                                         20,700
             90,220 Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                  94,731
            251,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (STP)                                                     62,750
            560,000 Echostar Broadband Corp. 144A sr. notes 10 3/8s, 2007                                   574,000
            100,000 Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/4s, 11/1/02), 2007 (STP)                                                    87,750
             85,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                        86,700
             50,000 Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                          51,750
             25,000 Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                                25,500
             80,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                   56,400
              5,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 7/8s, 10/15/02), 2007 (STP)                                                           1,400
            195,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                      188,175
             60,000 News America, Inc. sr. notes 6 5/8s, 2008                                                57,953
             30,000 Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                              29,400
             40,000 Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                               42,200
             50,000 Radio One, Inc. company guaranty Ser. B, 12s, 2004                                       52,250
             70,000 RCN Corp. sr. notes 10 1/8s, 2010                                                        38,850
             30,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                 27,750
             10,000 Sinclair Broadcast Group, Inc. sr. sub notes 10s, 2005                                    9,750
             40,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                               36,400
             40,000 Young Broadcasting, Inc. company guaranty Ser. B, 8 3/4s, 2007                           38,000
             10,000 Young Broadcasting, Inc. 144A sr. sub notes 10 1/8s, 2005                                10,100
             20,000 Young Broadcasting, Inc. 144A sr. sub notes 10s, 2011                                    19,875
                                                                                                      -------------
                                                                                                          2,075,005

Building Materials (0.3%)
-------------------------------------------------------------------------------------------------------------------
            120,000 American Standard, Inc. company guaranty 7 1/8s, 2003                                   118,800
             30,000 Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                            25,875
             40,000 Building Materials Corp. company guaranty 8s, 2008                                       20,000
            140,000 Dayton Superior Corp. company guaranty 13s, 2009                                        141,400
             50,000 NCI Building Systems, Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                           49,000
                                                                                                      -------------
                                                                                                            355,075

Cable Television (2.0%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Adelphia Communications Corp. sr. notes 10 7/8s, 2010                                    31,575
            190,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                            190,000
            120,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                     112,800
            445,000 Charter Communications Holdings LLC 144A sr. notes
                    11 1/8s, 2011                                                                           473,925
             20,000 Charter Communications Holdings LLC 144A sr. notes
                    10 3/4s, 2009                                                                            21,300
             30,000 CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                           34,050
            120,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                           127,200
            215,000 Diamond Cable Communication Co. sr. disc. notes
                    stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                    (United Kingdom) (STP)                                                                  164,475
             10,000 Insight Communications Company, Inc. 144A sr. disc. notes
                    zero %, 2011                                                                              5,650
            140,000 Insight Midwest LP/Insight Capital, Inc. 144A sr. notes
                    10 1/2s, 2010                                                                           150,850
             40,000 NTL Communications Corp. sr. notes Ser. B, 11 7/8s, 2010                                 39,800
            340,000 NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                                330,650
             40,000 ONO Finance PLC sr. notes 13s, 2009 (United Kingdom)                                     34,800
             40,000 Rogers Cablesystems, Ltd. deb. 10 1/8s, 2012 (Canada)                                    43,000
             10,000 Rogers Cablesystems, Ltd. notes 11s, 2015 (Canada)                                       11,350
             40,000 TeleWest Communications PLC deb. 11s, 2007
                    (United Kingdom)                                                                         39,800
             90,000 TeleWest Communications PLC sr. disc. notes stepped-coupon
                    zero % (11 3/8s, 2/1/05), 2010 (United Kingdom) (STP)                                    53,100
             30,000 TeleWest Communications PLC sr. notes 9 7/8s, 2010
                    (United Kingdom)                                                                         29,100
             50,000 United Pan-Europe N.V. sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                              20,500
            360,000 United Pan-Europe N.V. 144A sr. disc. notes 12 1/2s,
                    2009 (Netherlands)                                                                      147,600
                                                                                                      -------------
                                                                                                          2,061,525

Chemicals (1.1%)
-------------------------------------------------------------------------------------------------------------------
            100,000 ARCO Chemical Co. deb. 9.8s, 2020                                                        95,500
            150,000 Consumers International 144A sr. notes 10 1/4s, 2005
                    (In default) (NON)                                                                       40,500
             70,000 Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                               61,600
             90,000 Huntsman Corp. 144A sr. sub. notes FRN 9.486s, 2007                                      75,600
            200,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                             208,000
            100,000 ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                        92,250
             20,000 ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                            17,500
            220,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                              226,600
            200,000 PCI Chemicals & Pharmaceuticals company guaranty 9 1/4s,
                    2007 (India)                                                                             78,000
             40,000 Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007
                    (In default) (NON)                                                                       12,000
             40,000 PMD Group, Inc. 144A sr. sub notes 11s, 2011                                             41,000
             70,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                    53,900
             40,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                29,600
            149,942 Polytama International notes 11 1/4s, 2007 (Indonesia)
                    (In default) (NON)                                                                        4,498
             80,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                              60,400
             75,000 Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                    zero % (13 1/2s, 8/15/01), 2008 (STP)                                                    10,500
                                                                                                      -------------
                                                                                                          1,107,448

Coal (--%)
-------------------------------------------------------------------------------------------------------------------
             68,560 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007 (PIK)                                                                      30,166
            120,000 Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005
                    (In default) (NON)                                                                        8,100
                                                                                                      -------------
                                                                                                             38,266

Commercial and Consumer Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
            190,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                          189,050
             10,000 Travel Centers of America notes 12 3/4s, 2009                                            10,000
             10,000 Travel Centers of America 144A company guaranty
                    12 3/4s, 2009                                                                             9,900
                                                                                                      -------------
                                                                                                            208,950

Components (--%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Seagate Technology, Inc. 144A company guaranty 12 1/2s, 2007
                    (Cayman Islands)                                                                         30,600

Construction (0.1%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010                                          84,150

Consumer (0.4%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                              40,150
            150,000 Jostens, Inc. sr. sub notes 12 3/4s, 2010                                               156,750
            190,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                            156,750
             50,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                   52,000
                                                                                                      -------------
                                                                                                            405,650

Consumer Finance (0.3%)
-------------------------------------------------------------------------------------------------------------------
             45,000 Aames Financial Corp. sr. notes 9 1/8s, 2003                                             22,950
            160,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                       89,600
            120,000 Contifinancial Corp. sr. notes 8 3/8s, 2003 (In default) (NON)                           19,500
            110,000 Contifinancial Corp. sr. notes 8 1/8s, 2008 (In default) (NON)                           17,875
             90,000 Contifinancial Corp. sr. notes 7 1/2s, 2002 (In default) (NON)                           13,950
             80,000 Delta Financial Corp. company guaranty 9 1/2s, 2004                                      28,800
             70,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                  22,400
             90,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                             72,000
                                                                                                      -------------
                                                                                                            287,075

Consumer Goods (0.4%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                             87,750
             10,000 Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                       8,350
            110,000 Doane Pet Care Corp. sr. sub. deb. 9 3/4s, 2007                                          92,400
             50,000 Elizabeth Arden, Inc. 144A notes 11 3/4s, 2011                                           52,750
             30,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                           29,475
             65,000 NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                              54,925
             50,000 Playtex Products, Inc. sr. sub notes 9s, 2003                                            50,000
             20,000 Playtex Products, Inc. 144A company guaranty Ser. B,
                    8 7/8s, 2004                                                                             20,000
                                                                                                      -------------
                                                                                                            395,650

Consumer Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                       110,000

Containers (0.6%)
-------------------------------------------------------------------------------------------------------------------
            190,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                        176,700
             60,000 Huntsman Packaging Corp. company guaranty 13s, 2010                                      34,200
             20,000 Owens-Illinois, Inc. deb. 7.8s, 2018                                                     13,800
            150,000 Owens-Illinois, Inc. sr. notes 7.35s, 2008                                              117,000
             10,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                                8,300
             40,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                                34,000
            230,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                                 210,450
             50,000 U.S. Can Corp. 144A sr. sub. notes 12 3/8s, 2010                                         54,500
                                                                                                      -------------
                                                                                                            648,950

Distribution (0.1%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Fleming Co., Inc. company guaranty Ser. B, 10 1/2s, 2004                                 48,500

Electric Utilities (0.5%)
-------------------------------------------------------------------------------------------------------------------
             60,000 AES Corp. sr. notes 8 7/8s, 2011                                                         61,767
             40,000 CMS Energy Corp. sr. notes 7 1/2s, 2009                                                  37,888
            170,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                         163,200
            129,319 Luannan Energy Co. sec. notes 12 1/4s, 2002
                    (Cayman Islands)                                                                         64,660
            155,722 Northeast Utilities System notes Ser. A, 8.58s, 2006                                    160,310
                                                                                                      -------------
                                                                                                            487,825

Energy (0.8%)
-------------------------------------------------------------------------------------------------------------------
             20,000 Compagnie Generale de Geophysique SA 144A sr. notes
                    10 5/8s, 2007 (France)                                                                   21,250
             40,000 Grant Prideco, Inc. 144A sr. notes 9 5/8s, 2007                                          42,000
            170,000 Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                             175,100
             10,000 Pride International, Inc. sr. notes 10s, 2009                                            10,650
             70,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                    72,800
             90,000 R&B Falcon Corp. sr. notes 12 1/4s, 2006                                                109,800
            340,000 RBF Finance Co. company guaranty 11 3/8s, 2009                                          414,800
                                                                                                      -------------
                                                                                                            846,400

Entertainment (0.3%)
-------------------------------------------------------------------------------------------------------------------
            110,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                      89,100
             70,000 Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                                  56,700
            190,000 Premier Parks, Inc. sr. notes 9 1/4s, 2006                                              190,950
            100,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                      7,750
            115,000 United Artists Theatre sr. sub. notes Ser. B, 9 3/4s, 2008
                    (In default) (NON)                                                                        1,150
                                                                                                      -------------
                                                                                                            345,650

Financial (0.5%)
-------------------------------------------------------------------------------------------------------------------
            250,000 Advanta Corp. med. term notes Ser. B, 7s, 2001                                          247,205
             50,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                     28,000
             55,000 Imperial Credit Capital Trust I 144A company guaranty
                    10 1/4s, 2002                                                                            33,000
             25,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                     18,125
             54,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                   48,600
            100,000 Resource America, Inc. 144A sr. notes 12s, 2004                                          94,500
            100,000 Superior Financial 144A sr. notes 8.65s, 2003                                            99,832
                                                                                                      -------------
                                                                                                            569,262

Food (0.3%)
-------------------------------------------------------------------------------------------------------------------
            120,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                              90,600
             80,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                 45,600
             40,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                         36,800
            160,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                    115,200
                                                                                                      -------------
                                                                                                            288,200

Gaming & Lottery (2.0%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Anchor Gaming company guaranty 9 7/8s, 2008                                              63,000
             60,000 Argosy Gaming Co. 144A sr. sub notes 10 3/4s, 2009                                       63,750
             80,000 Autotote Corp. company guaranty Ser. B, 12 1/2s, 2010                                    74,400
            178,012 Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s,
                    2004 (In default) (NON)                                                                 106,807
             50,000 Harrah's Entertainment, Inc. company guaranty 7 1/2s, 2009                               49,313
             40,000 Harrah's Entertainment, Inc. 144A company guaranty 8s, 2011                              40,565
            110,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                   117,150
             60,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                               58,800
             10,000 International Game Technology 144A sr. notes 8 3/8s, 2009                                10,225
             60,000 Isle of Capri Black Hawk LLC 144A 1st mtge. Ser. B, 13s, 2004                            65,400
             70,000 Isle of Capri Casinos company guaranty 8 3/4s, 2009                                      61,600
            140,000 Mandalay Resort Group sr. sub notes Ser. B, 10 1/4s, 2007                               145,950
            150,000 MGM Mirage company guaranty 8 3/8s, 2011                                                150,000
             50,000 Mohegan Tribal Gaming Auth. sr. notes 8 1/8s, 2006                                       50,500
            110,000 Mohegan Tribal Gaming Auth. sr. sub. notes 8 3/4s, 2009                                 110,825
            170,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                              173,825
             60,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                             60,000
             30,000 Station Casinos, Inc. sr. sub notes 9 7/8s, 2010                                         31,425
             50,000 Station Casinos, Inc. 144A sr. notes 8 3/8s, 2008                                        50,250
            233,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                      156,110
             30,000 Trump Castle Funding, Inc. 144A sr. sub. notes 11 3/4s, 2003                             23,700
            340,000 Trump Castle Funding, Inc. 144A sub. notes 10 1/4s, 2003                                344,250
            100,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                    105,500
                                                                                                      -------------
                                                                                                          2,113,345

Health Care (1.1%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                          42,900
            120,000 Columbia/HCA Healthcare Corp. deb. 7.19s, 2015                                          109,200
             85,000 Conmed Corp. company guaranty 9s, 2008                                                   79,050
            210,000 HCA-The Healthcare Co. notes 8 3/4s, 2010                                               223,125
             30,000 HCA-The Healthcare Co. notes 8.36s, 2024                                                 28,650
            100,000 HCA-The Healthcare Co. notes 6.91s, 2005                                                 97,750
            100,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                   94,000
             80,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                   800
             90,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009
                    (In default) (NON) (STP)                                                                      9
            140,000 Paracelsus Healthcare sr. sub. notes 10s, 2006 (In default) (NON)                        53,200
             70,000 Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                            72,100
             20,000 Tenet Healthcare Corp. sr. notes 8s, 2005                                                20,400
             70,000 Tenet Healthcare Corp. sr. notes Ser. B, 9 1/4s, 2010                                    76,650
            160,000 Tenet Healthcare Corp. sr. notes Ser. B, 7 5/8s, 2008                                   160,400
            110,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                             118,250
                                                                                                      -------------
                                                                                                          1,176,484

Homebuilding (0.8%)
-------------------------------------------------------------------------------------------------------------------
             70,000 D.R. Horton, Inc. company guaranty 8s, 2009                                              67,900
             10,000 D.R. Horton, Inc. sr. sub. notes 9 3/4s, 2010                                            10,150
             10,000 Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                                9,725
             50,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                                46,500
             30,000 Del Webb Corp. sr. sub. debs 9 3/4s, 2008                                                28,650
             10,000 Del Webb Corp. sr. sub. debs 9s, 2006                                                     9,400
            100,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                           102,000
             90,000 KB Home sr. sub notes 9 1/2s, 2011                                                       89,888
             60,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                        64,200
             10,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                              9,750
             90,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                93,150
             60,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                            61,200
             30,000 Toll Corp. company guaranty 8 1/8s, 2009                                                 29,250
            110,000 Toll Corp. sr. sub notes 8 1/4s, 2011                                                   110,745
             50,000 WCI Communications, Inc. 144A sr. sub notes 10 5/8s, 2011                                50,813
                                                                                                      -------------
                                                                                                            783,321

Industrial (0.1%)
-------------------------------------------------------------------------------------------------------------------
             50,000 BRL Universal Equipment 144A secd. notes 8 7/8s, 2008                                    51,000
             50,000 Dana Corp. notes 6 1/4s, 2004                                                            42,500
                                                                                                      -------------
                                                                                                             93,500

Lodging/Tourism (0.6%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                      24,000
             60,000 Felcor Lodging company guaranty 9 1/2s, 2008                                             61,870
            220,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                              215,050
             80,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                       80,000
             40,000 Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                        40,100
             30,000 Host Marriott L.P. 144A sr. notes 9 1/4s, 2007                                           30,600
             60,000 ITT Corp. notes 6 3/4s, 2005                                                             58,858
             90,000 Meristar Hospitality Corp. 144A sr. notes 9 1/8s, 2011                                   92,363
                                                                                                      -------------
                                                                                                            602,841

Manufacturing (0.7%)
-------------------------------------------------------------------------------------------------------------------
            220,000 Blount, Inc. 144A company guaranty 13s, 2009                                            151,800
             85,000 Continental Global Group sr. notes Ser. B, 11s, 2007                                     35,700
             55,000 Day International Group, Inc. company guaranty 9 1/2s, 2008                              48,950
            160,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                          167,200
            330,000 Grove Holdings LLC deb. stepped-coupon zero %
                    (11 5/8s, 5/1/03), 2009 (STP)                                                             3,300
             90,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                               53,775
            210,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                  201,600
             70,000 Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                 64,400
                                                                                                      -------------
                                                                                                            726,725

Medical Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                           84,800
             90,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007
                    (In default) (NON)                                                                          783
             60,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008
                    (In default) (NON)                                                                          522
            160,000 Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon
                    Ser. B, zero % (10 1/2s, 11/1/02), 2007 (In default) (NON) (STP)                          1,600
            255,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007 (In default) (NON)                          10,838
            150,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007
                    (In default) (NON)                                                                        1,500
             60,000 Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008
                    (In default) (NON)                                                                        1,200
                                                                                                      -------------
                                                                                                            101,243

Medical Technology (--%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                               36,400

Metals (0.5%)
-------------------------------------------------------------------------------------------------------------------
            130,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            120,900
             40,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                       38,000
             10,000 Kaiser Aluminum & Chemical Corp. sr. notes 9 7/8s, 2002                                   9,800
             10,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                    10 7/8s, 2006                                                                             9,500
            135,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003                           117,450
            180,000 LTV Corp. company guaranty 11 3/4s, 2009                                                 24,300
            100,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                      26,000
             50,000 Oregon Steel Mills 1st mortgage 11s, 2003                                                40,500
             20,000 P&L Coal Holdings Corp. company guaranty Ser. B, 9 5/8s, 2008                            21,100
             90,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                              74,700
             10,000 Weirton Steel Co. 144A sr. notes 10 3/4s, 2005                                            2,800
            100,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007
                    (In default) (NON)                                                                        3,000
             90,000 WHX Corp. sr. notes 10 1/2s, 2005                                                        60,300
                                                                                                      -------------
                                                                                                            548,350

Oil & Gas (1.3%)
-------------------------------------------------------------------------------------------------------------------
            190,000 Belco Oil & Gas Corp. company guaranty Ser. B, 10 1/2s, 2006                            191,188
             60,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                                57,750
             20,000 Chesapeake Energy Corp. company guaranty Ser. B,
                    9 5/8s, 2005                                                                             20,600
             10,000 Giant Industries Corp. company guaranty 9s, 2007                                          9,200
             20,000 Gulf Canada Resources, Ltd. sr. sub. notes 9 5/8s,
                    2005 (Canada)                                                                            21,450
             30,000 HS Resources, Inc. company guaranty 9 1/4s, 2006                                         30,900
             80,000 HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                   81,600
             90,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                               96,300
             30,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                          30,000
             90,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                     90,000
             50,000 Nuevo Energy Co. 144A sr. sub. notes 9 3/8s, 2010                                        49,500
            150,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                158,709
            100,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                             109,250
             10,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                                  9,875
             90,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                             95,050
             30,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                         30,338
            110,000 Triton Energy, Ltd. sr. notes 8 7/8s, 2007 (Cayman Islands)                             113,025
            140,000 Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                           150,850
                                                                                                      -------------
                                                                                                          1,345,585

Paper & Forest Products (0.9%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Abitibi-Consolidated, Inc. bonds 8.55s, 2010 (Canada)                                    32,066
            135,000 App China Group, Ltd. 144A sr. disc. notes 14s, 2010
                    (Bermuda) (In default) (NON)                                                             23,625
            220,000 APP Finance II Mauritius, Ltd. bonds stepped-coupon zero %
                    (12s, 2/15/04), 2049 (Indonesia) (In default) (NON) (STP)                                 6,600
             10,000 Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                     9,568
            120,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                123,300
             10,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/4s, 2007                                    7,050
             60,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                      22,800
             95,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                       97,613
            200,000 Riverwood International Corp. company guaranty
                    10 7/8s, 2008                                                                           201,000
             20,000 Stone Container Corp. sr. notes 12.58s, 2016                                             21,250
             50,000 Stone Container 144A company guaranty 11 1/2s,
                    2006 (Canada)                                                                            51,750
            190,000 Stone Container Corp. 144A sr. notes 9 3/4s, 2011                                       195,225
             70,000 Stone Container Corp. 144A sr. notes 9 1/4s, 2008                                        71,575
            110,000 Tembec Industries, Inc. company guaranty 8 5/8s,
                    2009 (Canada)                                                                           111,925
                                                                                                      -------------
                                                                                                            975,347

Pharmaceuticals (0.1%)
-------------------------------------------------------------------------------------------------------------------
            130,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                   132,600
             10,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                    10,200
                                                                                                      -------------
                                                                                                            142,800

Power Producers (0.8%)
-------------------------------------------------------------------------------------------------------------------
            160,000 AES Corp. sr. notes 9 3/8s, 2010                                                        167,200
             60,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                    62,400
             30,000 Calpine Corp. sr. notes 9 1/4s, 2004                                                     30,022
             10,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                     10,302
             40,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                     39,400
            206,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                     229,803
            120,000 Tiverton/Rumford Power Associates, Ltd. 144A pass-through
                    certificates 9s, 2018                                                                   123,241
            148,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                159,100
                                                                                                      -------------
                                                                                                            821,468

Publishing (0.3%)
-------------------------------------------------------------------------------------------------------------------
            220,000 Affinity Group Holdings 144A sub. notes 11s, 2007                                       178,200
             90,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                        86,738
             30,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                             28,500
             70,000 PRIMEDIA, Inc. company guaranty, 8 1/2s 2006                                             70,000
                                                                                                      -------------
                                                                                                            363,438

Railroads (0.3%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Kansas City Southern Railway 144A sr. notes 9 1/2s, 2008                                115,500
            250,000 Railamerica Transportation Corp. company guaranty
                    12 7/8s, 2010                                                                           240,000
                                                                                                      -------------
                                                                                                            355,500

Restaurants (0.3%)
-------------------------------------------------------------------------------------------------------------------
             20,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                    19,100
            100,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004 (In default) (NON)                   30,000
             90,000 Sbarro, Inc. company guaranty 11s, 2009                                                  94,500
            110,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                   108,365
             50,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                    49,995
                                                                                                      -------------
                                                                                                            301,960

Retail (0.5%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                               107,100
             20,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                      15,000
             30,000 Great Atlantic & Pacific Tea Co. sr. notes 7.7s, 2004                                    24,300
            120,000 K mart Corp. notes 9 3/8s, 2006                                                         119,761
            105,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                               89,250
            240,000 Saks, Inc. company guaranty 8 1/4s, 2008                                                192,000
             20,000 Southland Corp. sr. sub. deb. 5s, 2003                                                   18,021
                                                                                                      -------------
                                                                                                            565,432

Semiconductor (0.2%)
-------------------------------------------------------------------------------------------------------------------
             50,000 ChipPac Intl., Ltd. company guaranty Ser. B, 12 3/4s, 2009                               46,375
             60,000 Fairchild Semiconductor Corp. company guaranty 10 3/8s, 2007                             59,550
             90,000 Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                               89,775
             20,000 Fairchild Semiconductor Corp. 144A sr. sub. notes 10 1/2s, 2009                          19,950
                                                                                                      -------------
                                                                                                            215,650

Shipping (0.1%)
-------------------------------------------------------------------------------------------------------------------
            150,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                 135,000
             10,000 Newport News Shipbuilding, Inc. sr. notes 8 5/8s, 2006                                   10,350
                                                                                                      -------------
                                                                                                            145,350

Software (--%)
-------------------------------------------------------------------------------------------------------------------
             55,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                      3,300

Specialty Printing (0.1%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Perry-Judd company guaranty 10 5/8s, 2007                                                50,400
             37,375 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                29,900
             40,000 Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                                37,600
                                                                                                      -------------
                                                                                                            117,900

Technology (0.6%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                          39,300
             40,000 Amkor Technologies, Inc. sr. sub. notes 10 1/2s, 2009                                    39,800
             90,000 Amkor Technologies, Inc. 144A sr. notes 9 1/4s, 2008                                     88,425
             35,000 Celestica International, Ltd. 144A sr. sub. notes 10 1/2s,
                    2006 (Canada)                                                                            36,400
            100,000 Flextronics International, Ltd. sr. sub. notes 9 7/8s,
                    2010 (Singapore)                                                                        104,500
             25,000 Flextronics International, Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                      25,125
             40,000 SCG Holding & Semiconductor Corp. company guaranty
                    12s, 2009                                                                                36,400
             60,000 Telecommunications Techniques, Inc. company guaranty
                    9 3/4s, 2008                                                                             48,900
            215,000 Viasystems, Inc. sr. sub. notes 9 3/4s, 2007                                            166,625
                                                                                                      -------------
                                                                                                            585,475

Technology Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
            150,000 Equinix, Inc. sr. notes 13s, 2007                                                       105,000
            140,000 Exodus Communications, Inc. sr. notes 11 5/8s, 2010                                     134,050
            130,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009                                     119,600
             20,000 Exodus Communications, Inc. 144A sr. notes 11 1/4s, 2008                                 18,950
             80,000 Globix Corp. sr. notes 12 1/2s, 2010                                                     28,800
             10,000 Pierce Leahy Command Co. company guaranty 8 1/8s,
                    2008 (Canada)                                                                             9,650
             20,000 PSINet, Inc. sr. notes 11 1/2s, 2008                                                      4,800
             90,000 PSINet, Inc. sr. notes 11s, 2009                                                         21,600
             70,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010                                 17,500
                                                                                                      -------------
                                                                                                            459,950

Telecommunications (3.4%)
-------------------------------------------------------------------------------------------------------------------
             20,000 360Networks, Inc. sr. notes 13s, 2008 (Canada)                                           17,300
            140,000 American Tower Corp. 144A sr. notes 9 3/8s, 2009                                        141,400
             20,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008                                         7,000
             70,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                   25,200
             60,000 Carrier1 Intl. SA 144A sr. notes Ser. B, 13 1/4s, 2009 (Sweden)                          48,000
            220,000 Celcaribe S.A. sr. notes stepped-coupon zero %
                    (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                               132,000
             80,000 Covad Communications Group, Inc. sr. notes 12 1/2s, 2009                                 19,200
             85,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                                 90,313
            130,000 Dobson Communications Corp. sr. notes 10 7/8s, 2010                                     137,150
            130,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                              139,750
            100,000 Flag, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                         94,500
            210,000 Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                            208,425
             20,000 Hermes Europe Railtel sr. notes 10 3/8s, 2009 (Netherlands)                               9,000
             10,000 Hermes Europe Railtel 144A sr. notes 11 1/2s,
                    2007 (Netherlands)                                                                        4,300
             10,000 Level 3 Communication, Inc. sr. disc. notes stepped-coupon
                    zero % (12 7/8s, 3/15/05), 2010 (STP)                                                     5,200
             60,000 Level 3 Communication, Inc. sr. notes 11 1/4s, 2010                                      54,300
            110,000 Level 3 Communication, Inc. sr. notes 11s, 2008                                         100,650
            100,000 Level 3 Communication, Inc. sr. notes 9 1/8s, 2008                                       83,000
            120,000 Maxcom Telecomunicaciones SA de CV company guaranty
                    Ser. B, 13 3/4s, 2007 (Mexico)                                                           51,600
             50,000 McCaw International, Ltd. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/02), 2007 (STP)                                                        35,000
             30,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                               5,100
             30,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                              6,600
             30,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                               6,600
             20,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                       18,700
            170,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                              158,950
            170,000 Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01),
                    2006 (Luxembourg) (STP)                                                                 151,725
            190,000 Nextel Communications, Inc. sr. notes 12s, 2008                                         201,400
            260,000 Nextel Communications, Inc. 144A sr. notes 9 1/2s, 2011                                 243,100
             90,000 Nextel International, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/8s, 4/15/03), 2008 (STP)                                                           49,950
            110,000 Nextel International, Inc. sr. notes 12 3/4s, 2010                                       94,600
            110,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               105,600
             90,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                    48,600
            100,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005
                    (In default) (NON)                                                                       14,000
             90,000 Pagemart Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (STP)                                                            16,200
             90,000 Pinnacle Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 3/15/03), 2008 (STP)                                                               57,600
             30,000 Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                          31,200
            105,000 Primus Telecommunications Group, Inc. sr. notes 12 3/4s, 2009                            36,750
             90,000 RSL Communications PLC company guaranty 12 7/8s, 2010
                    (United Kingdom) (In default) (NON)                                                       3,375
             70,000 RSL Communications PLC 144A 10 1/2s, 2008
                    (United Kingdom) (In default) (NON)                                                       2,100
            110,000 RSL Communications PLC company guaranty 9 1/8s, 2008
                    (United Kingdom) (In default) (NON)                                                       3,163
             89,000 RSL Communications, Ltd. company guaranty 12 1/4s, 2006
                    (Bermuda) (In default) (NON)                                                              2,670
             70,000 SBA Communications Corp. 144A sr. notes 10 1/4s, 2009                                    70,350
             80,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 4/15/04), 2009                                                                 49,200
            100,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 7/8s, 3/15/05), 2010 (STP)                                                    59,000
             90,000 Startec Global Communications Corp. sr. notes 12s, 2008                                  49,500
             40,000 USA Mobile Communication, Inc. sr. notes 14s, 2004                                       26,000
             30,000 USA Mobile Communication, Inc. sr. notes 9 1/2s, 2004                                    12,000
            120,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008 (STP)                                                           15,600
            164,000 Viatel, Inc. sr. notes 11 1/2s, 2009                                                     41,000
            300,000 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                      336,000
            150,000 Williams Communications Group, Inc. sr. notes 11.7s, 2010                               137,625
             40,000 Williams Communications Group, Inc. sr. notes 11.7s, 2008                                37,500
             40,000 Williams Communications Group, Inc. sr. notes 10 7/8s, 2009                              35,500
             30,000 Williams Communications Group, Inc. sr. notes 10.7s, 2007                                27,525
            115,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                       37,950
                                                                                                      -------------
                                                                                                          3,596,021

Telephone (2.0%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Alaska Communications Systems Corp. company guaranty
                    9 3/8s, 2009                                                                             46,000
             60,000 Allegiance Telecom, Inc. sr. disc. notes stepped-coupon Ser. B,
                    zero % (11 3/4s, 2/15/03), 2008 (STP)                                                    45,000
             60,000 Allegiance Telecom, Inc. 144A sr. notes 12 7/8s, 2008                                    63,000
             80,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                       40,000
            180,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                36,000
             50,000 CFW Communications Co. sr. notes 13s, 2010                                               38,500
             70,000 Focal Communications Corp. sr. notes 11 7/8s, 2010                                       59,500
            100,000 Horizon PCS., Inc. 144A company guaranty stepped-coupon
                    zero % (14s, 10/1/05), 2010 (STP)                                                        44,000
             10,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes 12s, 2007                          7,850
            505,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (9 7/8s, 5/1/03), 2008 (STP)                                                             37,875
             80,000 Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 1/4s, 3/1/04), 2009 (STP)                                             58,400
             10,000 Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                              9,800
             80,000 Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                           78,800
            140,000 IPCS, Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                               65,800
            600,000 KMC Telecommunications Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                     84,000
            210,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                     155,400
             60,000 McLeodUSA, Inc. sr. notes 11 3/8s, 2009                                                  62,400
             70,000 McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                   63,000
             80,000 Microcell Telecommunications sr. disc. notes stepped-coupon
                    Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                       80,000
             60,000 Nextlink Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 12/1/04), 2009 (STP)                                                    29,400
             40,000 Nextlink Communications, Inc. sr. notes 10 3/4s, 2009                                    34,800
             60,000 Nextlink Communications, Inc. sr. notes 10 1/2s, 2009                                    51,600
             50,000 Tele1 Europe B.V. 13s, 2009 (Netherlands)                                                50,000
            110,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                       111,650
             80,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                         81,200
             80,000 Time Warner Telecom, Inc. 144A sr. notes 10 1/8s, 2011                                   82,000
             45,000 Transtel S.A. pass-thru certificates 12 1/2s, 2007 (In default) (NON)                     7,650
             50,000 Tritel PCS, Inc. 144A sr. sub notes 10 3/8s, 2011                                        50,500
             70,000 Triton PCS, Inc. 144A sr. sub notes 9 3/8s, 2011                                         69,650
            220,000 UbiquiTel Operating Co. company guaranty stepped-coupon
                    zero % (14s, 4/15/05), 2010 (STP)                                                        99,000
            130,000 US Unwired, Inc. company guaranty stepped-coupon Ser. B,
                    zero % (13 3/8s, 11/1/04), 2009 (STP)                                                    69,550
             90,000 Versatel Telecom N.V. 144A sr. notes 13 1/4s,
                    2008 (Netherlands)                                                                       70,200
             40,000 Versatel Telecom N.V. 144A sr. notes 13 1/4s,
                    2008 (Netherlands)                                                                       31,200
            408,000 WinStar Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (14 3/4s, 4/15/05), 2010 (STP)                                                   126,480
             50,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008                                     35,000
             30,000 XO Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (9.45s, 4/15/03), 2008 (STP)                                                      17,850
                                                                                                      -------------
                                                                                                          2,093,055

Textiles (0.6%)
-------------------------------------------------------------------------------------------------------------------
            115,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                           34,500
            220,000 Levi Strauss & Co. 144A sr. notes 11 5/8s, 2008                                         225,500
             20,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                   18,850
             20,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                           16,400
            270,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                          226,800
             70,000 William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                             65,100
                                                                                                      -------------
                                                                                                            587,150

Tobacco (0.1%)
-------------------------------------------------------------------------------------------------------------------
            160,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                           118,400

Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
            170,000 Cathay International, Ltd. 144A sr. notes 13s, 2008 (China)                              42,500

Waste Management (0.4%)
-------------------------------------------------------------------------------------------------------------------
            170,000 Allied Waste Industries, Inc. company guaranty Ser. B, 10s, 2009                        174,250
            110,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 7/8s, 2009                                                                            105,875
            180,000 Allied Waste Industries, Inc. 144A company guaranty
                    8 7/8s, 2008                                                                            183,825
                                                                                                      -------------
                                                                                                            463,950

Water Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                             30,900
             50,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                             51,000
                                                                                                      -------------
                                                                                                             81,900
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $40,220,877)                                $  33,252,949

CONVERTIBLE PREFERRED STOCKS (12.8%) (a)
NUMBER OF SHARES                                                                                              VALUE
Banking (0.2%)
-------------------------------------------------------------------------------------------------------------------
              4,004 Sovereign Bancorp, Inc. $7.50 cv. pfd.                                            $     207,708

Broadcasting (1.3%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Sinclair Broadcast Group, Inc. $3.00 cv. pfd.                                         1,331,250

Electric Utilities (1.6%)
-------------------------------------------------------------------------------------------------------------------
              4,719 Alliant Energy 144A $3.625 cv. pfd.                                                     248,337
             16,000 CMS Energy Corp. 8.75% cv. cum. pfd.                                                    556,000
             15,000 Dominion Resources, Inc. $9.50 cv. pfd.                                                 937,500
                                                                                                      -------------
                                                                                                          1,741,837

Electronics (0.6%)
-------------------------------------------------------------------------------------------------------------------
                220 Interact Systems, Inc. 144A 14.00% cv. pfd.                                                   2
             14,151 Pioneer Standard Electronics, Inc. 144A $3.375 cv. pfd.                                 606,724
                 14 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                           3,058
                                                                                                      -------------
                                                                                                            609,784

Energy (0.8%)
-------------------------------------------------------------------------------------------------------------------
             15,000 Weatherford Intl., Inc. $2.50 cum. cv. pfd.                                             806,250

Energy (Oil Field) (--%)
-------------------------------------------------------------------------------------------------------------------
                115 XCL, Ltd. 144A Ser. A, $9.50 cv. cum. pfd.                                                   58

Engineering & Construction (0.8%)
-------------------------------------------------------------------------------------------------------------------
             30,000 TXI Capital Trust I $2.75 cv. pfd.                                                      836,250

Food (0.6%)
-------------------------------------------------------------------------------------------------------------------
             15,807 Suiza Capital Trust II $2.75 cv. pfd.                                                   596,714

Health Care Services (2.8%)
-------------------------------------------------------------------------------------------------------------------
             24,000 Caremark RX Capital Trust I 144A $3.50 cv. pfd.                                       2,376,000
             12,906 Owens & Minor Trust I 144A Ser. A, $2.688 cv. cum. pfd.                                 564,638
                                                                                                      -------------
                                                                                                          2,940,638

Household Furniture and Appliances (0.2%)
-------------------------------------------------------------------------------------------------------------------
              5,985 Newell Financial Trust I zero % cv. cum. pfd.                                           214,712

Metals (1.7%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Freeport-McMoRan Copper & Gold Co., Inc. $1.75 cv. pfd.                                 892,500
             28,000 USX Capital Trust I $3.375 cum. cv. pfd.                                                857,500
                                                                                                      -------------
                                                                                                          1,750,000

Natural Gas Utilities (0.7%)
-------------------------------------------------------------------------------------------------------------------
             66,914 Semco Energy, Inc. 11.00% cv. cum. pfd.                                                 786,240

Paper & Forest Products (0.3%)
-------------------------------------------------------------------------------------------------------------------
             19,808 Owens-Illinois, Inc. $2.687 cv. pfd.                                                    316,928

Publishing (0.4%)
-------------------------------------------------------------------------------------------------------------------
             22,411 Tribune Co. $1.75 cv. pfd.                                                              434,213

Real Estate (0.6%)
-------------------------------------------------------------------------------------------------------------------
             21,500 Equity Residential Properties Trust Ser. E, $1.75 cv. pfd.                              620,813

Technology Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Vanstar Financial Trust $3.375 cv. pfd.                                                  60,000

Textiles (0.1%)
-------------------------------------------------------------------------------------------------------------------
             20,400 Designer Finance $3.00 cv. cum. pfd.                                                    165,750
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $15,453,369)                             $  13,419,145

COMMON STOCKS (1.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                 50 AmeriKing, Inc. (NON)                                                             $          50
              2,125 Aurora Foods, Inc. (NON)                                                                  9,138
             25,470 Celcaribe S.A. (NON)                                                                      3,184
             23,722 Cirrus Logic, Inc. (NON)                                                                426,996
             52,742 Conseco, Inc.                                                                           739,443
              9,047 Fitzgeralds Gaming Corp. (NON)                                                               90
              1,033 Intermedia Communications, Inc. (NON)                                                    16,334
              1,092 MGC Communications, Inc. (NON)                                                            4,778
                144 Premium Holdings (L.P.) 144A (NON)                                                        1,903
                334 PSF Holdings LLC Class A (NON)                                                          442,550
                 18 RCN Corp. (NON)                                                                             167
                318 Spanish Broadcasting System, Inc. 144A (NON)                                              1,749
              3,750 Specialty Foods Acquisition Corp. (NON)                                                      38
                                                                                                      -------------
                    Total Common Stocks (cost $2,019,702)                                             $   1,646,420

PREFERRED STOCKS (1.0%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              3,324 AmeriKing, Inc. $3.25 pfd. (PIK)                                                  $       3,324
              1,092 Citadel Broadcasting, Inc. 144A 13.25% cum. pfd. (PIK)                                  122,304
             40,000 CSBI Capital Trust I 144A 11.75% company guaranty                                        40,400
              1,448 CSC Holdings, Inc. Ser. M, $11.13 cum. pfd. (PIK)                                       161,452
                  4 Dobson Communications Corp. 13.00% pfd.                                                   3,820
                123 Dobson Communications Corp. 144A 12.25% pfd. (PIK)                                      116,850
              4,700 Fitzgeralds Gaming Corp. zero % cum. pfd.                                                    47
             50,000 Fresenius Medical Capital Trust II 7.875% company guaranty, pfd.                         48,625
                204 Nextel Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                              193,800
                 19 Paxson Communications Corp. 144A 13.25% cum. pfd. (PIK)                                 180,500
                142 Rural Cellular Corp. 12.25% pfd. (PIK)                                                  112,890
                148 XO Communications, Inc. $7.00 cum. pfd. (PIK)                                             5,402
                 81 XO Communications, Inc. Ser. B, 13.50% pfd.                                              40,500
                                                                                                      -------------
                    Total Preferred Stocks (cost $1,286,461)                                          $   1,029,914

WARRANTS (0.2%) (a) (NON)                                                                 EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                  1 Anker Coal Group, Inc. 144A                                           10/28/09     $          1
                135 Asia Pulp & Paper Co., Ltd. 144A (In default) (NON)                   3/15/05                 1
                 80 Bestel S.A. de C.V. (Mexico)                                          5/15/05             9,600
                 80 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08             4,400
                721 CellNet Data Systems, Inc.                                            10/1/07                 1
                500 Comunicacion Cellular 144A (Colombia)                                 11/15/03            1,000
                140 Dayton Superior Corp.                                                 6/15/09             2,800
                210 Decrane Aircraft Holdings                                             9/30/08                 1
                848 Delta Financial Corp.                                                 12/21/10                1
                195 Diva Systems Corp.                                                    5/15/06           107,250
                753 Diva Systems Corp. 144A                                               3/1/08              4,518
                 80 Epic Resorts 144A                                                     6/15/05                 1
                420 Firstworld Communication Corp.                                        4/15/08             6,300
                100 Horizon PCS, Inc.                                                     10/1/01             4,000
              1,617 ICG Communications                                                    10/15/05            1,617
                 90 Insilco Holding Co.                                                   8/15/08             3,600
                220 Interact Systems, Inc.                                                8/1/03                  2
                220 Interact Systems, Inc. 144A                                           12/15/09                2
                105 International Wireless Communications
                    Holdings 144A                                                         8/15/01                 1
                140 IPCS, Inc. 144A                                                       7/15/10             2,800
                175 Iridium World Com 144A                                                7/15/05                 1
                150 Jostens, Inc.                                                         5/1/10              3,000
                210 KMC Telecommunications Holdings, Inc. 144A                            4/15/08               315
                245 Knology Holdings                                                      10/22/07              368
                120 Maxcom Telecomunicaciones SA de CV
                    144A (Mexico)                                                         4/1/07                  1
                160 McCaw International, Ltd.                                             4/15/07             4,800
                 90 Mediq, Inc. 144A                                                      6/1/09                  1
                 90 Ntelos, Inc.                                                          8/15/10                90
                100 Orbital Imaging Corp. 144A                                            3/1/05                  1
                 60 Pliant Corp. 144A                                                     6/1/10                480
                250 Railamerica, Inc.                                                     8/15/10             5,000
                 90 Raintree Resort 144A                                                  12/1/04                 1
                 90 Startec Global Communications Corp.                                   5/15/08                59
                 75 Sterling Chemicals Holdings                                           8/15/08               119
                 55 Telehub Communications Corp. 144A                                     7/31/05                28
                240 Travel Centers of America                                             5/1/09                  2
                220 Ubiquitel, Inc. 144A                                                  4/15/10             6,600
                520 UIH Australia/Pacific, Inc. 144A                                      5/15/06             1,040
                 10 Versatel Telecom N.V.                                                 5/15/08             1,100
                 21 Wright Medical Technology, Inc. 144A                                  6/30/03                 1
                                                                                                      -------------
                    Total Warrants (cost $165,935)                                                    $     170,903

UNITS (0.1%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                250 Australis Media, Ltd. units 15 3/4s, 2003 (Australia)
                    (In default) (NON)                                                                $          25
                 60 IWO Holdings, Inc. 144A units 14s, 2011                                                  61,200
                210 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                    63,000
                600 XCL, Ltd. 144A units cv. cum. pfd. zero % (PIK)                                             300
                                                                                                      -------------
                    Total Units (cost $577,508)                                                       $     124,525

SHORT-TERM INVESTMENTS (5.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $      230,000 U.S. Treasury Bill effective yield of zero %, March 29, 2001                      $     228,988
          2,750,000 Interest in $300,000,000 joint tri-party repurchase agreement dated February 28, 2001 with Credit Suisse First Boston
                    due March 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $2,750,419 for an effective
                    yield of 5.48%                                                                        2,750,000
          2,507,000 Interest in $121,224,000 joint repurchase agreement dated
                    February 28, 2001 with Morgan (J.P.) & Co., Inc., due
                    March 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $2,507,381 for an effective
                    yield of 5.47%                                                                        2,507,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $5,485,988)                                    $   5,485,988
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $120,489,230) (b)                                         $ 105,327,441
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $104,954,158.

  (b) The aggregate identified cost on a tax basis is $120,573,793, resulting in gross unrealized appreciation and depreciation of $5,768,467 and $21,014,819, respectively, or net unrealized depreciation of $15,246,352.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at February 28, 2001, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.





STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $120,489,230) (Note 1)                                        $105,327,441
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         1,989,753
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      395,891
-------------------------------------------------------------------------------------------
Total assets                                                                    107,713,085

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                      6,092
-------------------------------------------------------------------------------------------
Payable for variation margin                                                         11,947
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               967,852
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  1,503,130
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        183,112
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           27,843
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        18,321
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,560
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               38,070
-------------------------------------------------------------------------------------------
Total liabilities                                                                 2,758,927
-------------------------------------------------------------------------------------------
Net assets                                                                     $104,954,158

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                       $128,482,123
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                          (750,465)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                            (7,615,711)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                      (15,161,789)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $104,954,158

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($104,954,158 divided by 13,703,509 shares)                 $7.66
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended February 28, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest income                                                                  $4,466,492
-------------------------------------------------------------------------------------------
Dividends                                                                           880,396
-------------------------------------------------------------------------------------------
Total investment income                                                           5,346,888

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    361,420
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       91,233
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     6,246
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      3,084
-------------------------------------------------------------------------------------------
Other                                                                                30,076
-------------------------------------------------------------------------------------------
Total expenses                                                                      492,059
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (6,596)
-------------------------------------------------------------------------------------------
Net expenses                                                                        485,463
-------------------------------------------------------------------------------------------
Net investment income                                                             4,861,425
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (2,749,751)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                    (336,692)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                     (1,899,219)
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (4,985,662)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                             $ (124,237)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      February 28        August 31
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $  4,861,425     $ 10,108,470
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                (3,086,443)       2,193,272
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                             (1,899,219)      (3,753,700)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                (124,237)       8,548,042
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
From net investment income                                             (5,834,021)     (11,655,991)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions                                   73,403          371,418
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                           (5,884,855)      (2,736,531)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   110,839,013      113,575,544
--------------------------------------------------------------------------------------------------
End of period (including distributions
in excess of and undistributed net investment
income of $750,465 and $222,131, respectively)                       $104,954,158     $110,839,013
--------------------------------------------------------------------------------------------------

Number of fund shares
--------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                              13,694,062       13,648,608
--------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions              9,447           45,454
--------------------------------------------------------------------------------------------------
Shares outstanding at end of period                                    13,703,509       13,694,062
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                           February 28
operating performance               (Unaudited)                 Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.09        $8.32        $8.82       $10.35        $9.48        $9.49
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (c)                .35          .74          .82          .90          .86          .88
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.35)        (.12)        (.33)       (1.20)         .92         (.04)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                     --          .62          .49         (.30)        1.78          .84
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.43)        (.85)        (.81)        (.85)        (.85)        (.85)
------------------------------------------------------------------------------------------------------------------
From net realized
gains on investments                      --           --         (.18)        (.38)        (.06)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.43)        (.85)        (.99)       (1.23)        (.91)        (.85)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.66        $8.09        $8.32        $8.82       $10.35        $9.48
------------------------------------------------------------------------------------------------------------------
Market price,
end of period                         $8.290       $7.938       $8.813       $8.937      $10.562      $10.125
------------------------------------------------------------------------------------------------------------------
Total return at
market price (%)(a)                    10.62*         .78        10.29        (4.74)       14.29        10.63
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $104,954     $110,839     $113,576     $119,193     $138,400     $125,864
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .47*        1.11         1.11         1.13         1.03         1.06
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               4.65*        9.03         9.72         9.01         8.80         9.19
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 40.26*       26.31        78.62        59.13        58.88        56.82
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
February 28, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam High Income Convertible and Bond Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund's primary investment objective is high current income; its secondary objective is capital appreciation. The fund invests in high-yielding convertible securities. The fund seeks to augment current income by investing in non-convertible securities, lower-rated, or non-rated debt securities, which are believed not to involve undue risk to income or principal.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

Any premium resulting from the purchase of stepped-coupon in excess of market value is amortized on a yield-to-maturity basis.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At August 31, 2000, the fund had a capital loss carryover of approximately $4,426,000 available to offset future net capital gain, if any, which will expire on August 31, 2007.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services, is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% of any amount over $1.5 billion.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 28, 2001, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended February 28, 2001, the fund's expenses were reduced by $6,596 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $495 has been allocated to the fund and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended February 28, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $40,357,727 and $42,596,063, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on pay downs on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The fund has not yet quantified the impact, if any, resulting from the adoption of this principle on the financial Statements.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Rosemary H. Thomsen
Vice President and Fund Manager

Charles G. Pohl
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


70447  061  4/01